STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		45 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014
OPERATING ACTIVITIES:
Net loss	$ (165,659)	$ (44,796)	$ (228,771)
Adjustments to reconcile net loss from operations to net cash used in operating activities
Depreciation and amortization	97	0	97
Decrease in inventory	0	916	0
Decrease (Increase) in prepaid expenses	1,045	(1,945)	(900)
Increase in accounts payable	6,779	4,592	12,688
NET CASH USED IN OPERATING ACTIVITIES	(157,738)	(41,233)	(216,886)
INVESTING ACTIVITIES:
Purchase of property and equipment	(2,052)	0	(2,052)
NET CASH USED IN INVESTING ACTIVITIES	(2,052)	0	(2,052)
FINANCING ACTIVITIES:
Proceeds from issuance of common stock	1,479,900	0	1,508,150
Payments of common stock offering costs	(31,104)	0	(31,104)
Repayment of shareholders loans	(48,040)	(5,663)	(53,703)
Loans from shareholders	60,782	27,713	97,343
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,461,538	22,050	1,520,686
Net Increase (Decrease) in Cash	1,301,748	(19,183)	1,301,748
Cash, Beginning of Period	0	19,183	0
CASH, END OF PERIOD	1,301,748	0	1,301,748
Interest	0	0	0
Income Taxes	0	0	0
Forgiveness of loans from shareholders	$ 0	$ 3,785	$ 3,785